Acquisitions (Details) (JPY ¥) In Millions	Oct. 01, 2008
Purchase price allocation summary
Notes and accounts receivable, net	¥ 57,670
Capitalized artist advances - short-term	23,958
Other current assets	58,623
Capitalized artist advances - long-term	17,174
Intangibles, net	109,085
Goodwill	94,605
Other noncurrent assets	37,293
Total assets	398,408
Accrued royalties	132,195
Other current liabilities	124,159
Accrued pension and severance costs	23,428
Other noncurrent liabilities	27,139
Total liabilities	306,921
Total	91,487
Assets and liabilities recorded at historical carryover basis [Member]
Purchase price allocation summary
Notes and accounts receivable, net	28,835
Capitalized artist advances - short-term	11,979
Other current assets	33,711
Capitalized artist advances - long-term	8,587
Intangibles, net	12,827
Goodwill	30,319
Other noncurrent assets	14,418
Total assets	140,676
Accrued royalties	66,151
Other current liabilities	60,744
Accrued pension and severance costs	11,661
Other noncurrent liabilities	8,057
Total liabilities	146,613
Total	(5,937)
Acquired assets and liabilities recorded at fair value [Member]
Purchase price allocation summary
Notes and accounts receivable, net	28,835
Capitalized artist advances - short-term	11,979
Other current assets	25,443
Capitalized artist advances - long-term	8,587
Intangibles, net	96,258
Goodwill	72,935
Other noncurrent assets	15,159
Total assets	259,196
Accrued royalties	66,044
Other current liabilities	64,879
Accrued pension and severance costs	11,767
Other noncurrent liabilities	19,082
Total liabilities	161,772
Total	97,424
Total (as of October 1, 2008) [Member]
Purchase price allocation summary
Notes and accounts receivable, net	57,670
Capitalized artist advances - short-term	23,958
Other current assets	59,154
Capitalized artist advances - long-term	17,174
Intangibles, net	109,085
Goodwill	103,254
Other noncurrent assets	29,577
Total assets	399,872
Accrued royalties	132,195
Other current liabilities	125,623
Accrued pension and severance costs	23,428
Other noncurrent liabilities	27,139
Total liabilities	308,385
Total	91,487
Adjustments [Member]
Purchase price allocation summary
Notes and accounts receivable, net	0
Capitalized artist advances - short-term	0
Other current assets	(531)
Capitalized artist advances - long-term	0
Intangibles, net	0
Goodwill	(8,649)
Other noncurrent assets	7,716
Total assets	(1,464)
Accrued royalties	0
Other current liabilities	(1,464)
Accrued pension and severance costs	0
Other noncurrent liabilities	0
Total liabilities	(1,464)
Total	¥ 0